Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies [Abstract]
Schedule of property and equipment
%
Plant and equipment	10
Office equipment	33
Land	-

Schedule of estimated useful lives
Months
Property	21